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                                                                          497(j)

                                December 2, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: Van Kampen Senior Loan Fund - Rule 497(j) Filing
         (Filing Nos. 333-121061 and 811-05845)

Ladies and Gentlemen:

     Van Kampen Senior Loan Fund filed via EDGAR on November 26, 2008 an electronically signed copy of Post-Effective Amendment No. 5 to the Registration Statement on Form N-2 (the "Registration Statement") complete with exhibits thereto. The Registration Statement and exhibits were filed pursuant to Rule 486(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the "1933 Act Rules"), as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the Prospectus contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The Statement of Additional Information has been filed under separate cover.

     Should the staff have any questions regarding the foregoing, please contact me at (312) 407-0863 or Elizabeth Nelson at (630) 684-6301.

                                      Very truly yours,


                                      /s/ Charles B. Taylor


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